Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other expenses
Administrative	$ 4,484	$ 3,060	$ 4,136
Professional services	4,074	3,316	3,487
Maintenance and repairs	2,388	2,081	1,770
Share-based payments to directors	924	1,082	1,424
Regulatory fees	978	964	994
Rental - office and equipment	562	575	658
Advertising and marketing	179	100	290
Other	1,191	344	180
Total	$ 14,780	$ 11,522	$ 12,939